38. Insurance	12 Months Ended
Dec. 31, 2017
Insurance
Insurance

The Company and its subsidiaries have a policy for monitoring the risks inherent to their operations. Accordingly, on December 31, 2017, the Company and its subsidiaries had insurance coverage against operating risks, third party liability and health risks, among others. The Management of the Company and its subsidiaries consider that the insurance coverage contracted is sufficient to cover eventual losses. The table below shows the main assets, liabilities or interests insured, and their respective amounts:

Types	Amounts insured
Operating risks	R$38,171,870
General Third Party Liability - RCG	R$80,000
Vehicles (Executive and Operational Fleets)	R$1,000 for Civil Liability Optional (Property Damages and Personal Injury) and R$100 for Moral Damages.